John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 97.6%		$550,303,300
(Cost $437,483,320)
Communication services 3.1%		17,451,239
Interactive media and services 2.5%
Shutterstock, Inc.	124,578	6,704,788
Ziff Davis, Inc. (A)	80,306	7,409,032
Media 0.6%
WideOpenWest, Inc. (A)	321,524	3,337,419
Consumer discretionary 8.6%		48,446,396
Auto components 1.6%
Gentherm, Inc. (A)	33,834	2,422,176
Visteon Corp. (A)	47,376	6,954,797
Hotels, restaurants and leisure 1.2%
Aramark	51,834	2,156,294
Wyndham Hotels & Resorts, Inc.	60,230	4,416,064
Household durables 2.3%
Century Communities, Inc.	130,784	6,298,557
Tri Pointe Homes, Inc. (A)	359,808	6,634,860
Specialty retail 1.6%
Five Below, Inc. (A)	7,529	1,211,115
Monro, Inc.	168,338	7,654,329
Textiles, apparel and luxury goods 1.9%
Deckers Outdoor Corp. (A)	3,439	1,371,748
Kontoor Brands, Inc.	214,648	9,326,456
Consumer staples 4.2%		23,930,111
Beverages 0.9%
C&C Group PLC (A)	2,391,893	5,102,088
Food and staples retailing 1.3%
United Natural Foods, Inc. (A)	157,188	7,494,724
Food products 1.2%
Cranswick PLC	152,538	5,683,960
Post Holdings, Inc. (A)	9,974	933,666
Household products 0.8%
Spectrum Brands Holdings, Inc.	88,524	4,715,673
Energy 2.7%		15,161,637
Oil, gas and consumable fuels 2.7%
Brigham Minerals, Inc., Class A	214,496	7,599,593
Chord Energy Corp.	42,806	6,529,199
Dorian LPG, Ltd.	53,048	1,032,845
Financials 25.3%		142,400,416
Banks 16.9%
1st Source Corp.	109,588	6,257,475
Banc of California, Inc.	447,875	7,600,439
Berkshire Hills Bancorp, Inc.	161,418	5,033,013
Cadence Bank	289,512	8,349,526
Eastern Bankshares, Inc.	364,333	7,144,570
First Busey Corp.	258,366	6,735,602
First Citizens BancShares, Inc., Class A	2,055	1,677,825
First Interstate BancSystem, Inc., Class A	175,338	7,648,244
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Flushing Financial Corp.	322,973	$6,737,217
Hancock Whitney Corp.	161,357	8,848,818
International Bancshares Corp.	156,542	8,246,633
National Bank Holdings Corp., Class A	151,795	7,059,985
Seacoast Banking Corp. of Florida	108,399	3,726,758
Synovus Financial Corp.	206,128	8,684,173
Webster Financial Corp.	22,252	1,209,174
Capital markets 0.6%
Houlihan Lokey, Inc.	33,916	3,335,639
Insurance 6.7%
Assured Guaranty, Ltd.	117,816	7,843,011
Kemper Corp.	182,598	10,393,478
ProAssurance Corp.	352,440	7,045,276
Reinsurance Group of America, Inc.	12,292	1,774,965
SiriusPoint, Ltd. (A)	653,950	4,263,754
White Mountains Insurance Group, Ltd.	4,883	6,635,313
Thrifts and mortgage finance 1.1%
NMI Holdings, Inc., Class A (A)	285,626	6,149,528
Health care 5.0%		28,012,727
Health care equipment and supplies 3.4%
Haemonetics Corp. (A)	74,889	6,388,781
ICU Medical, Inc. (A)	44,820	7,136,689
Integra LifeSciences Holdings Corp. (A)	99,270	5,453,894
Health care providers and services 0.8%
Owens & Minor, Inc.	231,627	4,773,832
Life sciences tools and services 0.8%
Syneos Health, Inc. (A)	120,735	4,259,531
Industrials 17.8%		100,614,563
Aerospace and defense 1.0%
Hexcel Corp.	95,888	5,748,486
Building products 2.0%
American Woodmark Corp. (A)	109,019	5,908,830
The AZEK Company, Inc. (A)	151,663	2,933,162
Tyman PLC	991,099	2,686,222
Commercial services and supplies 4.6%
ACCO Brands Corp.	849,462	4,731,503
BrightView Holdings, Inc. (A)	439,625	3,029,016
Clean Harbors, Inc. (A)	9,002	1,080,240
SP Plus Corp. (A)	244,053	8,515,009
UniFirst Corp.	44,827	8,685,680
Electrical equipment 1.0%
Thermon Group Holdings, Inc. (A)	286,423	5,817,251
Machinery 1.9%
John Bean Technologies Corp.	54,488	5,005,268
Luxfer Holdings PLC	374,769	5,494,114
Professional services 4.5%
Huron Consulting Group, Inc. (A)	103,604	8,066,607
ICF International, Inc.	59,111	6,405,859
Science Applications International Corp.	57,982	6,384,398
Sterling Check Corp. (A)(B)	305,234	4,438,102
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors 2.8%
Air Lease Corp.	205,935	$7,953,210
GATX Corp.	68,573	7,731,606
Information technology 10.6%		59,951,250
Electronic equipment, instruments and components 4.9%
Belden, Inc.	106,630	8,577,317
CTS Corp.	178,196	7,573,330
ePlus, Inc. (A)	131,036	6,507,248
National Instruments Corp.	130,401	5,349,049
IT services 2.3%
Concentrix Corp.	11,060	1,353,523
Perficient, Inc. (A)	50,305	3,574,170
WNS Holdings, Ltd., ADR (A)	94,868	7,999,270
Semiconductors and semiconductor equipment 0.4%
Onto Innovation, Inc. (A)	27,020	2,160,249
Software 3.0%
ACI Worldwide, Inc. (A)	319,105	6,669,295
Progress Software Corp.	191,069	10,187,799
Materials 8.7%		49,184,891
Chemicals 6.4%
Axalta Coating Systems, Ltd. (A)	236,370	6,344,171
Element Solutions, Inc.	540,563	10,573,412
HB Fuller Company	86,542	6,950,188
Mativ Holdings, Inc.	373,909	7,766,090
Orion Engineered Carbons SA	239,976	4,506,749
Containers and packaging 2.3%
Sealed Air Corp.	34,864	1,855,811
TriMas Corp.	409,085	11,188,470
Real estate 8.9%		50,146,933
Equity real estate investment trusts 8.9%
Alexander & Baldwin, Inc.	273,662	5,404,825
Centerspace	98,917	6,380,147
Kimco Realty Corp.	40,563	929,704
LXP Industrial Trust	402,446	4,330,319
Pebblebrook Hotel Trust	423,807	7,056,387
Phillips Edison & Company, Inc.	201,814	6,504,465
Piedmont Office Realty Trust, Inc., Class A	418,245	4,353,930
PotlatchDeltic Corp.	133,621	6,385,748
RPT Realty	785,840	8,801,408
Utilities 2.7%		15,003,137
Electric utilities 0.9%
Portland General Electric Company	102,506	5,046,370
Gas utilities 1.8%
New Jersey Resources Corp.	109,115	5,428,471
Spire, Inc.	50,914	3,772,727
UGI Corp.	19,549	755,569

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 2.4%			$13,271,919
(Cost $13,271,667)
Short-term funds 0.2%			1,171,919
John Hancock Collateral Trust (C)	3.8739(D)	117,266	1,171,919

	Par value^	Value
Repurchase agreement 2.2%		12,100,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-22 at 3.790% to be repurchased at $12,101,274 on 12-1-22, collateralized by $12,454,161 Federal National Mortgage Association, 4.500% - 5.500% due 10-1-52 to 11-1-52 (valued at $12,342,000)	12,100,000	12,100,000

Total investments (Cost $450,754,987) 100.0%	$563,575,219
Other assets and liabilities, net 0.0%	221,343
Total net assets 100.0%	$563,796,562

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $1,151,472.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$17,451,239	$17,451,239	—	—
Consumer discretionary	48,446,396	48,446,396	—	—
Consumer staples	23,930,111	13,144,063	$10,786,048	—
Energy	15,161,637	15,161,637	—	—
Financials	142,400,416	142,400,416	—	—
Health care	28,012,727	28,012,727	—	—
Industrials	100,614,563	97,928,341	2,686,222	—
Information technology	59,951,250	59,951,250	—	—
Materials	49,184,891	49,184,891	—	—
Real estate	50,146,933	50,146,933	—	—
Utilities	15,003,137	15,003,137	—	—
Short-term investments	13,271,919	1,171,919	12,100,000	—
Total investments in securities	$563,575,219	$538,002,949	$25,572,270	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	117,266	$1,914,622	$7,414,529	$(8,156,549)	$(1,370)	$687	$2,143	—	$1,171,919
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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